Other Receivables and Current Assets (Details) - Schedule of Other receivables and current assets ¥ in Thousands, $ in Thousands	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)
Schedule Of Other Receivables [Abstract]
Advances to staff	¥ 855	$ 128	¥ 972
Prepayments to service providers	5,252	784	6,190
Rental deposits	5,523	825	6,729
Income tax prepayments	2,666	398
Other	2		778
Other receivables and current assets	¥ 14,298	$ 2,135	¥ 14,669